Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 16,512	$ 17,577
Non-capital losses	327,455	$ 313,062
Expire On 2017 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	975
Non-capital losses	0
Expire On 2018 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	145
Non-capital losses	0
Expire On 2019 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	501
Non-capital losses	3,384
Expire On 2020 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	481
Non-capital losses	34,506
Expire On 2021 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	528
Non-capital losses	6,478
Thereafter until 2035 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	13,882
Non-capital losses	$ 283,087